ACQUISITIONS - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2018
Business Acquisition [Line Items]
Net assets acquired			$ 11,043
Purchase consideration		$ 19,875
Remeasurement of previously held interests	[1]		13,333
Fair value of non-controlling interests			8,787
Fulfilled by Purchase consideration, Remeasurement of previously held interests, Fair value of non-controlling interests			41,995
Goodwill			$ 30,952	$ 30,952

[1]	The Company previously held 33.33% equity interest in one of the companies acquired. A gain of $10,881 as a result of the remeasurement of previously held interests is recognized as an investment gain in the consolidated statements of operations for the year ended December 31, 2017.